Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)
Schedule of Effective Income Tax Rate [Abstract]
Net income before provision for income taxes	$ (2,175,559)		$ 1,275,618		$ 2,559,800
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (543,890)		$ 318,904		$ 639,950
Non-deductible expenses	9,513		107,192		259,575
Tax-exempt income	(69,805)
Deductible research and development expenses	(384,645)		(316,297)		(147,453)
Effect of different tax rates in jurisdictions other than PRC	679,773
Changes in valuation allowance	345,141
Income tax expense	$ 36,087		$ 109,799		$ 752,072